Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents as reported in the consolidated statement of cash flows are presented separately on the consolidated balance sheets as follows:

	As of December 31, 2023		As of December 31, 2024
	Amount	RMB equivalent	Amount	RMB equivalent
Cash and cash equivalents:
RMB	13,597,107	13,597,107	15,838,827	15,838,827
US$	1,021,773	7,236,909	345,447	2,483,208
HK$	4,218	3,823	5,839	5,407
Others	not applicable	289,324	not applicable	258,832

Total		21,127,163		18,586,274

Summary of Accounts Receivable, Allowance for Credit Loss
The following table summarizes the activity in the allowance for credit losses related to accounts receivable, other current assets, installment payment receivables and other non-current
assets for the years ended December 31, 2022, 2023 and 2024 :

For the Year Ended December 31, 2022
Balance as of December 31, 2021	67,096
Current period provision	67,654
Write-offs	(13,043)

Balance as of December 31, 2022	121,707

For the Year Ended December 31, 2023
Balance as of December 31, 2022	121,707
Current period provision	70,357
Write-offs	(41,281)

Balance as of December 31, 2023	150,783

For the Year Ended December 31, 2024

Balance as of December 31, 2023	150,783
Current period provision	5,572
Write-offs	(36,557)

Balance as of December 31, 2024	119,798

Summary of Useful Lives of Property Plant and Equipment

Estimated useful lives
Buildings	10 to 20 years
Machinery and equipment	2 to 10 years
Charging infrastructure	3 to 5 years
Vehicles	2 to 5 years
Computer and electronic equipment	2 to 10 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives
Others	2 to 5 years

Summary of Finite Lived Intangible Assets Useful Lives	Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives
Software	2 to 10 years
License of maintenance and overhauls	26 months
VPT	10 years
VMT	5 years
Robotics platform technology	10 years
Others	5 to 10 years